Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2011		41,140,538				4,008,963
Beginning balance at Dec. 31, 2011	$ 118,889	$ 4,765	$ 133,062	$ 11,597	$ (12,522)	$ (18,013)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	805			805
Stock-based compensation and stock option exercises	1,477	$ 18	1,459
Stock-based compensation and stock option exercises (in shares)		189,000
Change in pension net actuarial loss and prior service credit, net of tax	(4,329)				$ (4,329)
Foreign currency translation adjustment	2,237				2,237
Ending balance (in shares) at Dec. 31, 2012		41,329,538				4,008,963
Ending balance at Dec. 31, 2012	119,079	$ 4,783	134,521	12,402	(14,614)	$ (18,013)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	14,027			14,027
Stock-based compensation and stock option exercises	1,388	$ 28	1,360
Stock-based compensation and stock option exercises (in shares)		227,700
Change in pension net actuarial loss and prior service credit, net of tax	(97)				(97)
Unrealized loss on interest rate swap, net of tax	132	$ 0	0	0	132	$ 0
Foreign currency translation adjustment	(1,033)				(1,033)
Ending balance (in shares) at Dec. 31, 2013		41,557,238				4,008,963
Ending balance at Dec. 31, 2013	133,496	$ 4,811	135,881	26,429	(15,612)	$ (18,013)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	11,355			11,355
Stock-based compensation and stock option exercises	2,465	23	2,442
Excess tax benefits from stock-based compensation	989	$ 0	989	0	0	$ 0
Stock-based compensation and stock option exercises (in shares)		191,958
Change in pension net actuarial loss and prior service credit, net of tax	(707)				(707)
Unrealized loss on interest rate swap, net of tax	(75)	$ 0	0	0	(75)
Foreign currency translation adjustment	(5,059)				(5,059)
Ending balance (in shares) at Dec. 31, 2014		41,749,196				4,008,963
Ending balance at Dec. 31, 2014	$ 142,464	$ 4,834	$ 139,312	$ 37,784	$ (21,453)	$ (18,013)